Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Cash and Cash Equivalents [Abstract]
Cash held at bank collateralizing letters of credit						$ 1,194,000
Restricted cash [Abstract]
Gross proceeds of Senior Secured Convertible Notes financing into escrow account					$ 1,000,000
Percentage of aggregate principal amount of notes transfer by escrow agent if milestones not achieved (in hundredths)					40.00%
Reverse Stock Split [Abstract]
Reverse stock split conversion ratio (in shares)					10
Shares underlying warrants outstanding [Member]
Potentially dilutive securities have been excluded from computations of diluted weighted-average shares outstanding [Abstract]
Potentially dilutive securities have been excluded from computations of diluted weighted-average shares outstanding (in shares)	187,718,221	1,064,616	187,718,221	1,064,616	80,250,702	1,064,616
Shares underlying options outstanding [Member]
Potentially dilutive securities have been excluded from computations of diluted weighted-average shares outstanding [Abstract]
Potentially dilutive securities have been excluded from computations of diluted weighted-average shares outstanding (in shares)	232,046	250,993	232,046	250,993	234,465	174,872
Unvested restricted stock [Member]
Potentially dilutive securities have been excluded from computations of diluted weighted-average shares outstanding [Abstract]
Potentially dilutive securities have been excluded from computations of diluted weighted-average shares outstanding (in shares)	54,939	75,844	54,939	75,844	74,372	13,988
Convertible notes payable [Member]
Potentially dilutive securities have been excluded from computations of diluted weighted-average shares outstanding [Abstract]
Potentially dilutive securities have been excluded from computations of diluted weighted-average shares outstanding (in shares)	48,668,482	0	48,668,482	0	20,007,002	0
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful life					3 years
Laboratory, Office and Warehouse Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful life					5 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful life					7 years